SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 SGD ($) shares	Dec. 17, 2025 shares
Ordinary shares, shares outstanding | shares				59,564,571
Ordinary shares, value | $
Lucky Time Ventures Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Feb. 08, 2022
Ordinary shares, shares outstanding | shares	100	100	100
Ordinary shares, value | $		$ 100
Capital Summit Enterprises Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Aug. 10, 2021
Ordinary shares, shares outstanding | shares	1	1	1
Ordinary shares, value | $		$ 1
Roma Risk Advisory Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Aug. 02, 2018
Ordinary shares, shares outstanding | shares	1	1	1
Ordinary shares, value | $	$ 1
Roma Advisory Pte. Ltd. [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Jan. 03, 2022
Ordinary shares, shares outstanding | shares	100	100	100
Ordinary shares, value | $			$ 100